Jan. 28, 2021
Brandes Small Cap Value Fund
Brandes Small Cap Value Fund
Investment Objective
The Brandes Small Cap Value Fund (the “Small Cap Value Fund” or “Fund”) seeks long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Small Cap Value Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $25,000 in the Brandes Funds. More information about these and other discounts is available from your financial professional and in the section titled, “Shareholder Information” on page 46 of the Prospectus and “Additional Purchase and Redemption Information” on page B-83 of the Fund’s Statement of Additional Information.
Shareholder Fees (Fees paid directly from your investment)
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Example
This example is intended to help you compare the costs of investing in the Small Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Expense Caps described above through the expiration date of the Expense Caps and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.65% of the average value of its portfolio.
Principal Investment Strategies
The Small Cap Value Fund invests primarily in equity securities of U.S. companies with small market capitalizations (market value of publicly traded equity securities). Under normal market conditions, the Fund will invest at least 80% of its net assets measured at the time of purchase in equity securities of companies with small market capitalizations. The Fund considers a company to be a small capitalization company if it has a market capitalization of $5 billion or less at the time of purchase. Equity securities include common and preferred stocks, warrants and rights. The Fund may invest up to 10% of its total assets, measured at the time of purchase, in fixed-income securities. The Fund may invest up to 10% of its total assets, measured at the time of purchase, in securities of companies located outside of the United States. However, the combined total assets invested in fixed-income securities and in securities of companies located outside of the United States may not exceed 15%, measured at the time of purchase. The Fund may invest up to 5% of its total assets, measured at the time of purchase, in any one company. From time to time, the Fund may invest more than 20% of its assets in any market sector, such as the health care sector.The Small Cap Value Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions. The amount of such holdings will vary and will depend on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.Brandes Investment Partners, L.P., the investment advisor (the “Advisor”), uses the principles of value investing to analyze and select securities for the Small Cap Value Fund’sinvestment portfolio. When buying securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business. By choosing securities that are selling at a discount to the Advisor’s estimates of the underlying company’s intrinsic value, the Advisor seeks to establish an opportunity for long-term capital appreciation. The Advisor may sell a security when its price reaches the Advisor’s estimate of the underlying company’s intrinsic value, the Advisor believes that other investments are more attractive, or for other reasons.
Principal Investment Risks
Because the values of the Small Cap Value Fund’sinvestments will fluctuate with market conditions, so will the value of your investment in the Fund. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Principal risks of the Fund are as follows:Stock Market and Equity Securities Risk. The stock markets are volatile and the market prices of the fund’s equity securities may go up or down, sometimes rapidly and unpredictably. Equity securities may fluctuate in value more than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the fund’s investments fall, the value of your investment in the fund will go down.Mid and Small-Capitalization Company Risk. Securities of mid-capitalization and small-capitalization companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges. These securities may also be more difficult to value.Value Securities Risk. The Small Cap Value Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor. The value style of investing has caused the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time and may do so in the future. It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline. In addition, recently, value securities generally have not performed as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.Issuer Risk. The market price of a security can go up or down more than the market, or perform differently from the market, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports, reduced demand for the issuer’s goods or services, poor management performance, major litigation relating to the issuer, changes in government regulation affecting the issuer or the competitive environment. The Fund may experience a substantial or complete loss on any investment. An individual security may also be affected by factors related to the industry or sector of the issuer.The remaining principal risks are presented in alphabetical order. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.Active Management Risk. The Advisor is an active manager, and the Fund’s investments may differ from the benchmark. The value of your investment may go down if the Advisor’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools or data used by the Advisor.Credit Risk. Fixed income securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. The value of an issuer’s securities held by the Small Cap Value Fund may decline in response to adverse developments with respect to the issuer or if the issuer or any guarantor is, or is perceived to be, unwilling or unable to pay or perform in a timely fashion.Currency Risk. Because the Small Cap Value Fund invests in securities denominated in foreign currencies, the U.S. dollar values of its investments fluctuate as a result of changes in foreign exchange rates. Such changes will also affect the Fund’s income.Foreign Securities Risk. Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline, sometimes rapidly or unpredictably, because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Changes in currency rates and exchange control regulations, and the imposition of sanctions, confiscations, trade restrictions, and other government restrictions by the United States and/or other governments may adversely affect the value of the Small Cap Value Fund’s investments in foreign securities.Interest Rate Risk. To the extent the Fund invests in fixed income securities, the income on and value of your shares in the Small Cap Value Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have been historically low, so the Fund faces a heightened risk that rates may rise.Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. Markets may become illiquid when, for example, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. Securities of small-cap and mid-cap companies may be thinly traded. As a general matter, dealers recently have been less willing to make markets for fixed income securities. The Small Cap Value Fund’s investments in illiquid securities may reduce the return of the Fund because it may be unable to sell such illiquid securities at an advantageous time or price. Illiquid securities may also be difficult to value.Recent Events. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and caused major disruptions to economies and markets around the world, including the United States. Financial markets have experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced and may continue to experience particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the United States. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
Performance
Year-by-Year Total Returns as of <br/>December 31, for Class I SharesBased on the Predecessor Fund’s and the Fund’s performance
Best Quarter4Q 202027.10%Worst Quarter1Q 2020-23.30%
Average Annual Total Returns For <br/>periods ended December 31, 2020Based on the Predecessor Fund’s and the Fund’s performance(Returns reflect applicable sales charges)